Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 22.   Subsequent Events

YA PN II SDPA

On October 25, 2022, the company entered into a SDPA with YA II PN, and simultaneously consummated the sale of a secured convertible debenture in a private placement in the principal amount of $6.5 million subject to a lien on all the assets of the Company; the Company received a net amount of $4.875 million after payment of the agreed upon financing fee of $1.5 million and expenses of $125,000. The principal, accrued and unpaid interest, and any other amounts outstanding pursuant to the terms of the debenture will mature on February 24, 2023, unless earlier converted or redeemed by the Company. Interest shall accrue on the outstanding principal at an annual rate equal to 8%; provided that such interest rate shall be increased to 18% upon an event of default. At any time before the maturity date, the Investor may convert the debenture at its option into shares of the Company’s common stock at a variable conversion price of 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than $0.05 per share.

Under the SDPA, the Company within one year from the closing, agreed to affect a reorganization, pursuant to which the equity securities of the certain subsidiaries shall be distributed to, and such subsidiaries will therefore become, subsidiaries of a newly-formed holding company. Under an option agreement, the Company and each of the subsidiaries are granting to YA PN II an option to purchase (a) (i) an amount of shares of common stock of Timios and (ii) an amount of shares of common stock of Justly, which, in each case, shall represent twelve percent of the then issued and outstanding Timios common stock and Justly common stock, as applicable, at the time the spin-off call right is effected, and (b) (i) an amount of shares of the Timios New Shares, and (ii) an amount of shares of new common stock of Justly, which, in each case for each entity, shall represent (x) three percent (3%) of the outstanding share capital on an economic basis, and (y) at least fifty-one percent (51%) of the outstanding voting power of such entity.

As noted above, the company has committed to spin out its ownership of Timios and Justly within twelve months. We expect that the spin out may result in the deconsolidation of these businesses. Timios is a nationwide title and settlement solutions provider and as of and for the nine months ended September 30, 2022 generated approximately $27.0 million in revenue and accounted for approximately $20.4 million of non-current assets.

YA PN II convertible debenture

During October 2022, YA PN II converted the remaining outstanding balance at September 30, 2022 of $16.7 million into a cumulative 43.7 million shares pursuant to the provisions of the convertible debenture, as amended on August 29, 2022. Consequently, there is no remaining outstanding balance on the debenture and no repayments or interest was paid in cash in October.

VIA Convertible Promissory Note

Subsequent to October 31, 2022 and through December 23, 2022, the company invested an additional $2.4 million in VIA through the convertible promissory note detailed in note 6 above.

Sale of Preferred Shares

On November 14, 2022, the company executed a securities purchase agreement with Acuitas Capital. Pursuant to the terms of this agreement, Acuitas agreed to purchase convertible preferred shares with an aggregate purchase value of $20 million. The agreement provides for the closing of the preferred shares in conjunction with three defined closing events. The first closing of $5 million was completed on November 14, 2022 upon execution of the securities purchase agreement. The second closing of $5 million will be completed when the current S-1 registration statement has been declared effective by the SEC. The third closing of $10 million will be completed when a subsequent registration statement covering the sale of the securities cover under this agreement has been declared effective by the SEC.

Vendor Settlement Agreement

On December 1, 2022, the company executed an agreement with VIA Motors and a commercial vendor to VIA Motors. Pursuant to this agreement, the company will issue 15 million restricted shares to the vendor in settlement of amounts owed by VIA Motors to the vendor in the amount of approximately $4.1 million. In consideration of the issuance of the shares, VIA Motors has increased the balance owed to the company under the convertible promissory note in a corresponding value of $4.1 million. As of December 2, 2022, the company has not yet issued the shares to the vendor.

Promissory Note – Tillou Management

Effective December 13, 2022, the Company promised to pay to the order of Tillou Management and Consulting LLC, an entity controlled by Vince McMahon, the father of the Company’s Executive Chairman, the principal amount of $2 million, due on demand any time after January 15, 2023. The principal amount outstanding under the note accrues interest at 20% per annum. As collateral for the Company’s obligations under the note, the Company granted to the noteholder a security interest in certain secured collateral with recorded value of $2.4 million. Pursuant to a subordination agreement entered into among the Company, YA PN II and the noteholder, YA PN II consented to Tillou’s security interest in the secured collateral up to an aggregate of $2.4 million and agreed to subordinate its security interest in the secured collateral to Tillou’s security interest up to an aggregate of $2.4 million.

Cautionary Note Regarding Forward Looking Statements

This Form 10-Q contains “forward-looking” statements that involve risks and uncertainties. You can identify these statements by the use of forward-looking words such as “may”, “will”, “expect”, “anticipate”, “estimate”, “believe”, “continue”, or other similar words. You should read statements that contain these words carefully because they discuss the Company’s future expectations, contain projections of the Company’s future results of operations or financial condition or state other “forward-looking” information. The Company believes that it is important to communicate its future expectations to its investors. However, these forward-looking statements are not guarantees of future performance and actual results may differ materially from the expectations that are expressed, implied or forecasted in any such forward-looking statements. There may be events in the future that we are unable to accurately predict or control, including weather conditions and other natural disasters which may affect demand for the Company’s products, and the product-development and marketing efforts of its competitors. Examples of these events are more fully described in the Company’s 2020 Form 10-K under Part I. Item 1A. Risk Factors.

Unless required by law, the Company undertakes no obligation to update publicly any forward-looking statements, whether as a result of new information, future events or otherwise. However, readers should carefully review the reports and documents the Company files from time to time with the SEC, particularly its Quarterly Reports on Form 10-Q, Annual Report on Form 10-K, Current Reports on Form 8-K and all amendments to those reports.

Note 26.   Subsequent Events

VIA Promissory Notes

As of December 31, 2021, the company had invested $42.5 million in VIA, in the form of convertible promissory note. As of September 31, 2022, the company has invested an additional $29.1 million in VIA, in the form of the 2021 convertible promissory note ($17.3 million) and a new promissory note issued in May 2022 ($11.8 million). Both promissory notes bear interest at an annual rate of 4% and the new promissory note is due and payable in the event of the termination of the merger agreement on the twelve month anniversary date of such termination.

Energica Loan Agreement

On January 7, 2022, the Company entered into a loan agreement with Energica. Pursuant to this loan agreement, the Company may advance up to €5.0 million ($5.7 million), in installments of €250,000 ($284,075), at an annual interest rate of Euribor plus 2.0%. The purpose of the loan is to provide working capital during the motorcycle manufacturing and purchasing season. The loan is unsecured, with interest payable semi-annually, on June 30 and December 31 of each year. The outstanding principal is due and payable in two installments, on June 30, 2024 and December 31, 2024.

Disposition of Seven Stars Energy Pte. Ltd.

On February 9, 2022, the Company transferred its 51.0% interest in Seven Stars Energy Pte. Ltd. for a nominal amount. The Company expects to record a loss resulting from the disposition of $0.5 million.

Energica Tender Offer

On September 15, 2021, the Company announced it had entered into an agreement to launch a voluntary conditional tender offer in concert with the founders of Energica for shares of Energica, pursuant to which Ideanomics plans to increase its investment from 20.0% in Energica to approximately 70.0%. The Energica founders shall continue to own 29.0% of Energica.

On February 9, 2022, the Company wired €52.5 million (approximately $60.3 million) to an escrow account in order to facilitate and fund the conditional tender offer. On March, 7, 2022 the Company announced that it had achieved the 90.0% threshold for the conditional tender offer. The transaction received final approval from Italian regulatory authorities and closed on March 14, 2022.

Timios Investment in Orangegrid

On May 20, 2022, Timios purchased 6.6 million Series A-1 preferred share units in Orangegrid for a total investment of $3 million. Orangegrid is a developer and vendor of software technologies which improve the operational efficiency and effectiveness of financial institutions and their service providers. Timios and Orangegrid also entered into a strategic partnership making Timios the preferred provider of title, escrow, valuation and asset management services within OrangeGrid’s GridReady default management ecosystem.

Convertible Debenture Amendment

On August 30, 2022, the Company and YA II PN agreed to amend the terms of the outstanding convertible note and entered into an amendment agreement dated August 29, 2022. As of August 29, 2022, the outstanding principal balance of the Original Debenture was $16.7 million. The amendments to the Original Debenture amended the principal amount to reflect the outstanding balance as of August 29, 2022, change the maturity date to January 29, 2023 and adjust the conversion price to the lower of $1.50 or 85.0% of the lowest daily VWAP during the 7 consecutive Trading Days immediately preceding the Conversion Date or other date of determination, but not lower than $0.20 per share of common stock. The Company shall not have the right to prepay any amounts due under the Amended Debenture prior to the Maturity Date without the Investor’s prior written consent.

During September and October 2022, YA PN II converted the remaining outstanding balance of $16.7 million into a cumulative 43.7 million shares pursuant to the provisions of the convertible debenture, as amended on August 29, 2022. Consequently, there is no remaining outstanding balance on the debenture and no repayments or interest was paid in cash in September or October.

Standby Equity Purchase Agreement

On September 1, 2022, the company entered into a SEPA with YA II PN. The Company will be able to sell up to sixty million of the Company’s shares of common stock, par value $0.001 per share (the at the Company’s request any time during the 36 months following the date of the SEPA’s entrance into force. The shares would be purchased at 95.0% of the Market Price (as defined below) and would be subject to certain limitations, including that YA could not purchase any shares that would result in it owning more than 5.0% of the Company’s common stock. Market Price is the lowest daily VWAP of the Common Shares during the three consecutive trading days commencing on the advance notice date, other than the daily VWAP on any excluded days. VWAP means, for any trading day, the daily volume weighted average price of the Common Shares for such trading day on the principal market during regular trading hours as reported by Bloomberg L.P.

Pursuant to the SEPA, the Company is required to register all shares which YA may acquire. The Company agreed to file with the SEC a Registration Statement (as defined in the SEPA) registering all of the shares of common stock that are to be offered and sold to YA pursuant to the SEPA. The Company is required to have a Registration Statement declared effective by the SEC before it can raise any funds using the SEPA.

Unless earlier terminated as provided under the SEPA, the SEPA shall terminate automatically on the earliest of (i) the first day of the month next following the 36-month anniversary of the Effective Date or (ii) the date on which the YA shall have made payment of Advances (as defined in the SEPA) pursuant to the SEPA for the Common Shares equal to the Commitment Amount (as defined in the SEPA).

Amendment to Standby Equity Purchase Agreement

On September 1, 2022, the company entered into a SEPA with YA II PN. Subsequently, on September 15, 2022, the company amended the SEPA increasing the commitment amount from sixty million shares to one hundred fifty million shares. In addition, the shares to be provided as a commitment fee increased from six hundred thousand to one million five hundred thousand.

Future wind down of PRC Operations

On September 12, 2022, the Board authorized management to pursue a plan to wind down operations in China. We expect the plan to be finalized and initiated in the fourth quarter of 2022. The wind down is anticipated to be complete no later than the fourth quarter of 2023. In the year ended December 31, 2021, the company generated $29.7 million in revenues in the PRC, primarily from the sale of electric vehicle products. For the six months ended June 30, 2022, the company generated $28.9 million in revenues in the PRC. The carrying value of long lived assets in the PRC as June 30, 2022 was not material and cash held in the PRC was approximately $12.4 million as of June 30, 2022.

June 30, 2022 was not material and cash held in the PRC was approximately 12.4 million as of June 30, 2022.

YA PN II SDPA

On October 25, 2022, the company entered into a SDPA with YA II PN, and simultaneously consummated the sale of a secured convertible debenture in a private placement in the principal amount of $6.5 million subject to a lien on all the assets of the Company; the Company received a net amount of $4.875 million after payment of the agreed upon financing fee of $1.5 million and expenses of $125,000. The principal, accrued and unpaid interest, and any other amounts outstanding pursuant to the terms of the debenture will mature on February 24, 2023, unless earlier converted or redeemed by the Company. Interest shall accrue on the outstanding principal at an annual rate equal to 8%; provided that such interest rate shall be increased to 18% upon an event of default. At any time before the maturity date, the Investor may convert the debenture at its option into shares of the Company’s common stock at a variable conversion price of 95% of the lowest daily VWAP during the five consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than $0.05 per share.

Under the SDPA, the Company within one year from the closing, agreed to affect a reorganization, pursuant to which the equity securities of the certain subsidiaries shall be distributed to, and such subsidiaries will therefore become, subsidiaries of a newly-formed holding company. Under an option agreement, the Company and each of the subsidiaries are granting to YA PN II an option to purchase (a) (i) an amount of shares of common stock of Timios and (ii) an amount of shares of common stock of Justly, which, in each case, shall represent twelve percent of the then issued and outstanding Timios common stock and Justly common stock, as applicable, at the time the spin-off call right is effected, and (b) (i) an amount of shares of the Timios New Shares, and (ii) an amount of shares of new common stock of Justly, which, in each case for each entity, shall represent (x) three percent (3%) of the outstanding share capital on an economic basis, and (y) at least fifty-one percent (51%) of the outstanding voting power of such entity.

VIA Convertible Promissory Note

Subsequent to October 31, 2022 and through December 23, 2022, the company invested an additional $2.4 million in VIA through the convertible promissory note detailed in note 6 above.

Sale of Preferred Shares

On November 14, 2022, the company executed a securities purchase agreement with Acuitas Capital. Pursuant to the terms of this agreement, Acuitas agreed to purchase convertible preferred shares with an aggregate purchase value of $20 million. The agreement provides for the closing of the preferred shares in conjunction with three defined closing events. The first closing of $5 million was completed on November 14, 2022 upon execution of the securities purchase agreement. The second closing of $5 million will be completed when the current S-1 registration statement has been declared effective by the SEC. The third closing of $10 million will be completed when a subsequent registration statement covering the sale of the securities cover under this agreement has been declared effective by the SEC.

Vendor Settlement Agreement

On December 1, 2022, the company executed an agreement with VIA Motors and a commercial vendor to VIA Motors. Pursuant to this agreement, the company will issue 15 million restricted shares to the vendor in settlement of amounts owed by VIA Motors to the vendor in the amount of approximately $4.1 million. In consideration of the issuance of the shares, VIA Motors has increased the balance owed to the company under the convertible promissory note in a corresponding value of $4.1 million. As of December 2, 2022, the company has not yet issued the shares to the vendor.

Promissory Note – Tillou Management

Effective December 13, 2022, the Company promised to pay to the order of Tillou Management and Consulting LLC, an entity controlled by Vince McMahon, the father of the Company’s Executive Chairman, the principal amount of $2 million, due on demand any time after January 15, 2023. The principal amount outstanding under the note accrues interest at 20% per annum.  As collateral for the Company’s obligations under the note, the Company granted to the noteholder a security interest in certain secured collateral with recorded value of $2.4 million.  Pursuant to a subordination agreement entered into among the Company, YA PN II and the noteholder, YA PN II consented to Tillou’s security interest in the secured collateral up to an aggregate of $2.4 million and agreed to subordinate its security interest in the secured collateral to Tillou’s security interest up to an aggregate of $2.4 million.